Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Impax Large Cap Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	12.20%	14.02%	20.12%	(19.77%)	30.92%	23.99%	35.23%	(4.79%)	20.96%
Impax Small Cap Fund | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	11.47%	14.51%	13.51%	(22.97%)	30.19%	11.77%	23.29%	(15.80%)	8.77%	17.90%
Impax US Sustainable Economy Fund | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	15.71%	20.41%	24.39%	(18.25%)	30.02%	13.34%	27.13%	(4.43%)	21.89%	6.26%
Impax Global Opportunities Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	9.66%	6.41%	15.50%	(18.49%)	18.96%	23.12%	33.72%
Impax Global Environmental Markets Fund | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	13.74%	4.87%	16.55%	(22.62%)	21.95%	25.71%	27.75%	(14.31%)	26.42%	10.62%
Impax International Sustainable Economy Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	28.91%	5.04%	19.28%	(17.80%)	11.19%	10.78%	23.01%	(12.90%)	23.34%	(1.63%)
Impax Core Bond Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	6.82%	1.46%	5.62%	(12.94%)	(1.38%)	7.16%	8.04%	0.01%	2.82%
Impax High Yield Bond Fund | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	8.72%	6.06%	11.09%	(12.89%)	2.96%	7.80%	14.11%	(3.07%)	6.37%	13.81%
Impax Sustainable Allocation Fund | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	10.86%	7.50%	13.17%	(16.42%)	15.31%	16.24%	20.83%	(4.08%)	13.16%	5.81%